Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
(11)	Income Taxes

The Company is not subject to taxation in its country of incorporation; however, the Company is subject to taxation in certain other jurisdictions due to the nature of the Company’s operations. The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense for 2012, 2011 and 2010 consisted of the following:

	2012	2011	2010
Current
Bermuda	$—	$—	$—
Foreign	7,569	6,223	3,187

	7,569	6,223	3,187

Deferred
Bermuda	—	—	—
Foreign	(2,076)	(1,742)	1,306

	(2,076)	(1,742)	1,306

	$5,493	$4,481	$4,493

The components of income before income taxes and noncontrolling interest were as follows:

	2012	2011	2010
Bermuda sources	$—	$—	$—
Foreign sources	210,556	208,499	138,257

	$210,556	$208,499	$138,257

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2012	2011	2010
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.54%	0.44%	1.63%
Tax uncertainties	2.07%	1.71%	1.62%

	2.61%	2.15%	3.25%

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Current deferred tax assets
Other	$2,332	$2,443

Current deferred tax assets	2,332	2,443

Non-current deferred tax assets
Net operating loss carryforwards	11,605	7,352
Other	2,957	2,109

Non-current deferred tax assets	14,562	9,461

Non-current deferred tax liabilties
Containers, net	19,067	15,853
Other	744	1,046

Non-current deferred tax liabilties	19,811	16,899

Net deferred tax liability	$2,917	$4,995

In assessing the realizability of deferred tax assets, the Company’s management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company’s management considers the projected future taxable income for making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company’s management believes it is more likely than not the Company will realize the benefits of these deductible differences noted above.

The Company has net operating loss carry-forwards of $34,009 that will begin to expire from December 31, 2012 through December 31, 2032 if not utilized.

The accompanying consolidated financial statements do not reflect the income taxes that would be payable to foreign taxing jurisdictions if the earnings of a group of corporations operating in those jurisdictions were to be transferred out of such jurisdictions, because such earnings are intended to be permanently reinvested in those countries. At December 31, 2012, cumulative earnings of approximately $1,919 would be subject to income taxes of approximately $576 if such earnings of foreign corporations were transferred out of such jurisdictions in the form of dividends.

The Company’s foreign tax returns, including the United States, State of California, State of New Jersey, State of Texas, Malaysia, Singapore, and United Kingdom, are subject to examination by the various tax authorities. The Company’s foreign tax returns are no longer subject to examinations by taxing authorities for years before 2008, except for both Singapore and United Kingdom tax returns which are no longer subject to examinations for years before 2006.

In May of 2009, the Company received notification from the Internal Revenue Service (IRS) that the 2007 and 2008 United States tax return for TEMUS had been selected for examination. In May 2010, the Company received notification from the IRS that they had completed their examination, making changes to the 2007 and 2008 taxable income of TEMUS which did not significantly alter the Company’s income tax for these years. As a result, the Company reduced the amount of unrecognized tax benefits and recognized a tax provision reduction during the year ended December 31, 2010. The Company’s effective tax rate reflects the recognition of this $2,259 tax provision reduction.

In October of 2012, the Company received notification from the Internal Revenue Service that the 2010 United States tax return for TEMUS had been selected for examination. Additionally, in November of 2012, the Company received notification from the Internal Revenue Service that the 2010 United States tax return for TGH had been selected for examination. These examinations are ongoing and the Company has not been made aware of any proposed adjustments to taxable income for the year in question. The IRS’ plan is to complete the TEMUS exam by August 31, 2013 and the TGH exam by October 31, 2013.

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2012 and 2011 are as follows:

Balance at December 31, 2010	$19,549
Increases related to prior year tax positions	243
Decreases related to prior year tax positions	(2,215)
Increases related to current year tax positions	7,689
Settlements	—
Lapse of statute of limitations	(3,826)

Balance at December 31, 2011	21,440
Increases related to prior year tax positions	348
Decreases related to prior year tax positions	—
Increases related to current year tax positions	7,978
Settlements	—
Lapse of statute of limitations	(3,682)

Balance at December 31, 2012	$26,084

If the unrecognized tax benefits of $26,084 at December 31, 2012 were recognized, tax benefits in the amount of $25,250 would reduce our annual effective tax rate. The Company believes the total amount of unrecognized tax benefit as of December 31, 2012 will decrease by $2,951 in the next twelve months due to expiration of the statute of limitations, of which $2,854 would reduce our annual effective tax rate.

Interest and penalty (benefit) expense recorded during 2012 and 2011 amounted to $90 and $188, respectively. Total accrued interest and penalties as of December 31, 2012 and 2011 were $928 and $838, respectively, and were included in non-current income taxes payable.